UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2899


                              Cash Equivalent Fund
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
Cash Equivalent Fund - Tax-Exempt Portfolio
Investment Portfolio as of October 31, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)        Value ($)
                                                                                     ----------------------------------

Municipal Investments 81.4%
Alabama 0.1%
Jefferson County, AL, Sewer Revenue, Capital
Improvements Warrants, Series A, 1.76%*, 2/1/2042 (a)                                     200,000              200,000
                                                                                                          ------------
California 4.7%
California, General Obligation,
California State University, 1.19%, 12/1/2004                                           3,200,000            3,200,000
California, State Department Water Resources,
Power Supply Revenue, Series C-9, 1.77%*, 5/1/2022,
Citibank NA (b)                                                                         1,250,000            1,250,000
California, State Economic Recovery Program,
Series C-15, 1.78%*, 7/1/2023 (a)                                                       1,100,000            1,100,000
Fremont, CA, Certification of Participation, Capital
Improvement Financing Project, 1.75%*, 8/1/2030, Scotiabank (b)                         2,035,000            2,035,000
                                                                                                          ------------
                                                                                                             7,585,000

Colorado 1.6%
Colorado, General Fund Revenue, Tax & Revenue
Anticipation Notes, 3.0%, 6/27/2005                                                     2,500,000            2,522,445
                                                                                                          ------------
Delaware 0.9%
Delaware, University of Delaware Revenue, Series B,
1.73%*, 11/1/2034                                                                       1,450,000            1,450,000
                                                                                                          ------------
District of Columbia 0.4%
District of Columbia, General Obligation, Series D,
1.77%*, 6/1/2029 (a)                                                                      665,000              665,000
                                                                                                          ------------
Florida 5.8%
Alachua County, FL, Health Facilities Authority,
Continuing Care, Hammock University of Florida Project,
Series A, 1.74%*, 10/1/2032 , BNP Paribas (b)                                             150,000              150,000
Alachua County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, Shands Teaching Hospital:
Series A, 1.74%*, 12/1/2012, SunTrust Bank (b)                                            500,000              500,000
Series A, 1.74%*, 12/1/2032, SunTrust Bank (b)                                            400,000              400,000
Dade County, FL, Industrial Development Authority
Revenue, Spectrum Programs, Inc. Project,
1.82%*, 10/1/2016, Bank of America NA (b)                                                 150,000              150,000
Highlands County, FL, Health Facilities Authority Revenue,
Hospital Adventist Health, Series A, 1.77%*, 11/15/2032,
SunTrust Bank (b)                                                                         750,000              750,000
Jacksonville, FL, Capital Project Revenue,
Series 2, 1.74%*, 10/1/2022 (a)                                                           700,000              700,000
Lee County, FL, Airport Revenue, AMT, Series 811-X,
1.85%*, 10/1/2029 (a)                                                                   1,550,000            1,550,000
Lee County, FL, Industrial Development Authority,
Healthcare Facilities Revenue, Cypress Cove Healthpark,
Series B, 1.82%*, 10/1/2007, KeyBank NA (b)                                               190,000              190,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 1.82%*, 11/1/2028,
Bank of America NA (b)                                                                    625,000              625,000
Orange County, FL, Housing Finance Authority,
Multi-Family Housing Revenue, Smokewood Sun, 1.78%*, 12/1/2022                            850,000              850,000
Orange County, FL, Housing Finance Authority,
Multi-Family Revenue, Falcon Trace Apartments Project,
Series D, AMT, 1.78%*, 10/1/2032                                                          385,000              385,000
Orlando, FL, Utility Committee, 1.25%*, 12/10/2004                                      3,000,000            3,000,000
Pinellas County, FL, Health Facilities Authority Revenue,
Pooled Hospital Loan Program, 1.76%*, 12/1/2015 (a)                                       100,000              100,000
                                                                                                          ------------
                                                                                                             9,350,000

Georgia 11.2%
Atlanta, GA, Airport Revenue, Series B-2, 1.77%*, 1/1/2030 (a)                          1,500,000            1,500,000
Burke County, GA, Development Authority Pollution
Control Revenue, Oglethorpe Power Corp., 1.74%*, 1/1/2022 (a)                             200,000              200,000
Cobb County, GA, Development Authority Revenue,
MT Paran Christian School Project, 1.79%*, 7/1/2022,
Wachovia Bank NA (b)                                                                    3,800,000            3,800,000
De Kalb County, GA, Housing Authority, Multi-Family
Housing Revenue, Clairmont Crest Project, 1.77%*, 6/15/2025                             2,885,000            2,885,000
De Kalb County, GA, Housing Authority, Multi-Family
Housing Revenue, Post Asford Project, 1.76%*, 6/1/2025                                  2,650,000            2,650,000
Gainsville, GA, Redevelopment Authority, Educational
Facilities Revenue, Riverside Military Project,
1.79%*, 7/1/2024, Wachovia Bank NA (b)                                                  1,590,000            1,590,000
La Grange, GA, Development Authority Revenue, LaGrange
College Project, 1.81%*, 6/1/2031, SunTrust Bank (b)                                      975,000              975,000
Macon-Bibb County, GA, Hospital Authority Revenue,
Medical Center of Central Georgia, 1.77%, 12/1/2018,
SunTrust Bank (b)                                                                       2,700,000            2,700,000
Roswell, GA, Housing Authority Mutli-Family Revenue,
Housing Post Canyon Project, 1.76%*, 6/1/2025                                           1,800,000            1,800,000
                                                                                                          ------------
                                                                                                            18,100,000

Hawaii 0.9%
Hawaii, Department of Budget and Finance, Kahala
Nui Project, Series D, 1.77%*, 11/15/2033, LaSalle Bank NA (b)                          1,500,000            1,500,000
                                                                                                          ------------
Illinois 3.8%
Chicago, IL, General Obligation, Series B, 1.77%*, 1/1/2037 (a)                         1,250,000            1,250,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A,
1.84%*, 6/1/2005, Harris Trust & Savings Bank (b)                                         710,000              710,000
Du Page County, IL, Revenue Anticipation Notes,
Benedictine University Building Project, 144A,
1.78%*, 7/1/2024, LaSalle Bank NA (b)                                                   1,000,000            1,000,000
Illinois, Finance Authority Revenue, Northwestern University,
Series B, 1.77%*, 12/1/2034                                                             1,000,000            1,000,000
Illinois, Health Facilities Authority Revenue,
The Carle Foundation, Series B, 1.77%*, 7/1/2028 (a)                                      600,000              600,000
Will & Kendall Counties, IL, Community School
District No. 202, 1.81%*, 1/1/2023 (a)                                                  1,595,000            1,595,000
                                                                                                          ------------
                                                                                                             6,155,000

Indiana 2.5%
Indiana, Development Finance Authority Revenue,
Enterprise Center II Project, AMT, 1.85%*, 6/1/2022,
LaSalle Bank NA (b)                                                                     2,000,000            2,000,000
Indiana, Health Facilities Financing Authority Revenue,
Ascension Health Credit, Series A-3, 1.05%*, 3/1/2005                                   2,000,000            2,000,000
                                                                                                          ------------
                                                                                                             4,000,000

Kentucky 4.6%
Boone County, KY, Pollution Control Revenue, Cincinnati
Gas & Electric Co., Series A, 1.65%*, 8/1/2013,
Credit Lyonnais (b)                                                                     4,100,000            4,100,000
Kentucky, Economic Development Finance Authority,
Health Facilities Revenue, KY Easter Seal Society
Project, 1.87%*, 11/1/2030, Bank One NA (b)                                             3,330,000            3,330,000
                                                                                                          ------------
                                                                                                             7,430,000

Michigan 7.3%
ABN Amro Munitops, Certificate Trust, Series 2003-3,
144A, 1.81%*, 1/1/2011 (a)                                                                490,000              490,000
Michigan, Higher Education Facilities Authority Revenue,
University of Detroit, 1.75%, 11/1/2017, Bank One NA (b)                                1,030,000            1,030,000
Michigan, Hospital Finance Authority Revenue,
Crittenton Hospital Medical Center, Series B,
1.75%*, 3/1/2014, Comerica Bank (b)                                                       140,000              140,000
Michigan, Hospital Finance Authority Revenue, Hospital
Equipment Loan Program, Series A, 1.79%*, 12/1/2023,
National City Bank (b)                                                                  1,145,000            1,145,000
Michigan, Housing Development Authority, Multi-Family
Revenue, River Place Apartments, AMT, 1.8%*, 6/1/2018,
Bank of New York (b)                                                                    1,710,000            1,710,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Continental Aluminum Project, 1.92%*, 10/1/2015                                         3,610,000            3,610,000
Oakland County, MI, Economic Development Corp.,
Limited Obligation Revenue, Cranbrook Educational
Community, Series C, 6.9%, 11/1/2004                                                    1,500,000            1,530,000
Sterling Heights, MI, Economic Development Corp.,
Limited Obligation Revenue, Kunath Enterprises LLC Project,
AMT, 1.92%*, 2/1/2016, Bank One Michigan (b)                                            2,070,000            2,070,000
                                                                                                          ------------
                                                                                                            11,725,000

Nevada 0.6%
Las Vegas Valley, NV, Water District, Series B-10,
1.84%*, 6/1/2024 (a)                                                                      700,000              700,000
Nevada, Department of Business and Industrial Development
Revenue, Diamond Plastics Corp. Project, AMT, 1.87%*, 1/1/2005,
Bank of America NA (b)                                                                    300,000              300,000
                                                                                                          ------------
                                                                                                             1,000,000

New York 1.7%
New York City, NY, Municipal Water Finance Authority,
Water & Sewer Systems Revenue, Series C-3, 1.71%*, 6/15/2018                              100,000              100,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery, Series 3-G, 1.76%*, 11/1/2022                                               500,000              500,000
New York, NY, Metropolitan Transportation Authority Revenue,
Dedicated Tax Fund, Series B, 1.75%*, 11/1/2022 (a)                                       600,000              600,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue,
Series B-13, 1.81%*, 11/15/2021 (a)                                                       995,000              995,000
Port Authority of New York and New Jersey, Special
Obligation Revenue, Floater-PT-1755, AMT, 1.85%*, 6/1/2011 (a)                            500,000              500,000
                                                                                                          ------------
                                                                                                             2,695,000

Ohio 3.1%
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus
Medical Center, Series A, 1.78%*, 12/1/2027,
National City Bank (b)                                                                  3,400,000            3,400,000
Ohio, Higher Educational Facilities Community Revenue, Pooled
Program, Series A, 1.82%*, 9/1/2020, Fifth Third Bank (b)                               1,645,000            1,645,000
                                                                                                          ------------
                                                                                                             5,045,000

Oklahoma 3.0%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF
Phase III Project:
1.78%*, 6/1/2032 (a)                                                                    2,505,000            2,505,000
1.78%*, 7/1/2032 (a)                                                                    2,275,000            2,275,000
                                                                                                          ------------
                                                                                                             4,780,000

Oregon 3.4%
Oregon, Economic Development Revenue, KRC Western, Inc.
Project, Series 178, AMT, 1.86%*, 1/1/2017, Wachovia Bank (b)                           2,000,000            2,000,000
Oregon, Tax Anticipation Notes, 2.25%, 11/15/2004                                       3,500,000            3,501,359
                                                                                                          ------------
                                                                                                             5,501,359

Pennsylvania 6.6%
Allegheny County, PA, Hospital Development Authority
Revenue, UPMC Senior Living Corp., 1.76%*, 7/15/2028                                    2,550,000            2,550,000
Cumberland County, PA, Municipal Authority Retirement
Community Revenue, Wesley Affiliated Services,
Series C, 1.77%*, 1/1/2037, Sovereign Bank (b)                                            100,000              100,000
Delaware Valley, PA, Regional Finance Authority,
Local Government Revenue, 1.76%*, 8/1/2016,
Toronto-Dominion Bank (b)                                                               2,100,000            2,100,000
Lehigh County, PA, Industrial Development Authority,
Pollution Control Revenue, Pennsylvania Power
and Ligth Co., 1.6%*, 10/1/2014, Rabobank Nederland (b)                                   430,000              430,000
Pennsylvania, Higher Educational Facilities Authority
Revenue, Modal-Drexel University, Series B,
1.76%*, 5/1/2033, Allied Irish Bank PLC (b)                                             2,225,000            2,225,000
Pennsylvania, School Building Authority Revenue, Parkland
School District, Series D, 1.81%*, 3/1/2019 (a)                                         3,175,000            3,175,000
                                                                                                          ------------
                                                                                                            10,580,000

South Carolina 1.2%
South Carolina, Project Revenue, Economic Development
Authority, Sisters of Charity Hospitals, 1.81%*, 11/1/2032,
Wachovia Bank NA (b)                                                                    1,985,000            1,985,000
                                                                                                          ------------
Tennessee 2.6%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing:
1.75%*, 7/1/2031 , Bank of America NA (b)                                               1,500,000            1,500,000
1.75%*, 1/1/2033 , Bank of America NA (b)                                               1,150,000            1,150,000
Nashville & Davidson County, TN, Industrial Development
Board Revenue, Nashville Symphony Hall Project,
1.77%*, 12/1/2031, Bank of America NA (b)                                               1,600,000            1,600,000
                                                                                                          ------------
                                                                                                             4,250,000

Texas 6.3%
Brazos River, TX, Pollution Control Revenue, Series D-1,
AMT, 1.86%*, 5/1/2033, Credit Suisse First Boston (b)                                   2,470,000            2,470,000
Harris County, TX, Health Facilities Development Corp.
Revenue, Methodist Hospital, 1.74%*, 12/1/2032                                            925,000              925,000
Houston, TX, State General Obligation, Series A,
1.17%, 11/9/2004                                                                        5,000,000            5,000,000
Waco, TX, Industrial Development Corp., Economic Development
Revenue, Patriots Home of Texas Project, AMT,
1.92%*, 6/1/2014, US Bank NA (b)                                                        1,700,000            1,700,000
                                                                                                          ------------
                                                                                                            10,095,000

Utah 3.9%
Davis County, UT, Tax & Revenue Anticipation Notes,
2.25%, 12/30/2004                                                                       3,000,000            3,004,800
Heber City, UT, Industrial Development Revenue, Industrial
Parkway Properties LLC Project, AMT, 1.92%*, 7/1/2033,
US Bank NA (b)                                                                          3,350,000            3,350,000
                                                                                                          ------------
                                                                                                             6,354,800

Vermont 2.6%
Vermont, Student Assistance Corp., Student Loan Revenue,
1.65%*, 1/1/2008, State Street Bank & Trust Co. (b)                                     4,200,000            4,200,000
                                                                                                          ------------
West Virginia 0.7%
Preston County, WV, Industrial Development Revenue,
Allegheny Wood Project, Inc., AMT, 1.92%*, 12/1/2007,
Bank One (b)                                                                            1,060,000            1,060,000
                                                                                                          ------------
Wisconsin 0.6%
Whitewater, WI, Industrial Development Revenue,
MacLean Fogg Co., Project, AMT, 1.85%*, 12/1/2009,
Bank of America (b)                                                                     1,000,000            1,000,000
                                                                                                          ------------
Wyoming 1.3%
Platte County, WY, Pollution Control Revenue, Series B,
1.78%*, 7/1/2014, National Rural Utility Finance (b)                                    2,150,000            2,150,000
                                                                                                          ------------

                                                                                             % of
                                                                                           Net Assets         Value ($)

Total Investment Portfolio  (Cost $131,378,604)                                              81.4          131,378,604
Other Assets and Liabilities, Net                                                            18.6           30,073,891
                                                                                                          ------------
Net Assets                                                                                  100.0          161,452,495
                                                                                                          ============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2004.

(a) Bond is insured by one of these companies:

                                                                                      As a % of Total
Insurance Coverage                                                                   Investment Portfolio
----------------------------------------------------------------------------------------------------------
FGIC        Financial Guaranty Insurance Company                                                      5.2
----------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Assurance Corp.                                                                     4.9
----------------------------------------------------------------------------------------------------------
MBIA        Municipal Bond Investors Assurance                                                        3.2
----------------------------------------------------------------------------------------------------------
FSA         Financial Security Assurance                                                              2.5
----------------------------------------------------------------------------------------------------------

+
(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt Portfolio


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    ---------------------------
                                    Chief Financial Officer

Date:                               December 20, 2004